Document and Entity Information	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	DEFA14A
Amendment Flag	true
Entity Registrant Name	DYNAVAX TECHNOLOGIES CORPORATION
Entity Central Index Key	0001029142
Amendment Description	Amendment No.